Financial Risk (Details 9) - Loss allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Net effect of changes in allowance for expected credit losses	$ 11,849	$ 56,382	$ 36,267
Financial instruments that have been derecognized during the year	(39,259)	(34,220)	(45,511)
New instruments originated or purchased	27,840	35,353	18,683
Total	430	57,515	9,439
Securities at amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	(18)	(48)	(45)
Financial instruments that have been derecognized during the year	(46)	(64)	(440)
New instruments originated or purchased	37	56	79
Total	(27)	(56)	(406)
Securities at FVOCI
Credit risk
Net effect of changes in allowance for expected credit losses		(63)	(71)
Financial instruments that have been derecognized during the year	(173)		(12)
New instruments originated or purchased		14
Total	(173)	(49)	(83)
Loans
Credit risk
Net effect of changes in allowance for expected credit losses	11,714	56,311	35,584
Financial instruments that have been derecognized during the year	(36,534)	(27,490)	(44,088)
New instruments originated or purchased	25,695	32,355	17,363
Total	875	61,176	8,859
Loan commitments and financial guarantees contracts
Credit risk
Net effect of changes in allowance for expected credit losses	153	182	799
Financial instruments that have been derecognized during the year	(2,506)	(6,666)	(971)
New instruments originated or purchased	2,108	2,928	1,241
Total	$ (245)	$ (3,556)	$ 1,069